Taxation - Schedule of Income Before Income Taxes is Attributable (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Income Before Income Taxes [Line Items]
Loss before income taxes	$ (22,654,975)	$ (6,777,241)	$ (459,887)
Hong Kong [Member]
Schedule of Income Before Income Taxes [Line Items]
Loss before income taxes	(6,951,260)	(1,899,880)	(338,982)
Cayman [Member]
Schedule of Income Before Income Taxes [Line Items]
Loss before income taxes	(14,676,066)	(4,877,361)	(120,905)
Singapore [Member]
Schedule of Income Before Income Taxes [Line Items]
Loss before income taxes	$ (1,027,649)